Document And Entity Information	Aug. 29, 2024
Document Information [Line Items]
Entity, Registrant Name	BioCardia, Inc.
Document, Type	S-1/A
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	23-2753988
Entity, Address, Address Line One	320 Soquel Way
Entity, Address, City or Town	Sunnyvale
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94085
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Amendment Flag	true
Entity, Central Index Key	0000925741